Summary of share option activity, SCL Equity Plan (Details) - 2009 SCL Equity Plan [Member] - Share options [Member] shares in Thousands	12 Months Ended
	Dec. 31, 2019 shares $ / shares	Dec. 31, 2018 shares $ / shares	Dec. 31, 2017 shares $ / shares
Disclosure of number and weighted average exercise prices of share options [Line Items]
Outstanding beginning balance (in shares) | shares	57,382	48,252	38,185
Granted (in shares) | shares	19,410	18,873	17,364
Exercised (in shares) | shares	(7,749)	(6,186)	(3,287)
Forfeited (in shares) | shares	(4,169)	(3,557)	(4,010)
Outstanding ending balance (in shares) | shares	64,874	57,382	48,252
Exercisable at the end of the period (in shares) | shares	22,214	18,152	14,608
Outstanding, beginning balance, weighted average exercise price (in usd per share) | $ / shares	$ 4.81	$ 4.39	$ 4.48
Granted, weighted average exercise price (in usd per share) | $ / shares	5.08	5.62	4.23
Exercised, weighted average exercise price (in usd per share) | $ / shares	3.65	3.74	3.61
Forfeited, weighted average exercise price (in usd per share) | $ / shares	5.35	5.24	5.20
Outstanding, ending balance, weighted average exercise price (in usd per share) | $ / shares	4.99	4.81	4.39
Exercisable at the end of the period, weighted average exercise price (in usd per share) | $ / shares	$ 5.10	$ 5.00	$ 5.02